Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net
Accounts Receivable, Net

4.Accounts Receivable, Net

Accounts receivable, net is consisted of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Accounts receivable, gross:	6,458	3,233
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	6,458	3,233

The Group closely monitors the collection of its accounts receivable and records allowance for doubtful accounts against aged accounts receivable and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of a customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectable.

As of December 31, 2022, the Group was not yet required to adopt the expected credit loss model for estimating the allowance for doubtful accounts. See Note 2(dd) for additional information.